UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811‑06221
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Brandywine Blue Fund, Inc.
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(Exact name of registrant as specified in charter)

P.O. Box 4166
Greenville, Delaware 19807
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(Address of principal executive offices) (Zip code)

William F. D’Alonzo
P.O. Box 4166
Greenville, DE 19807
‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
(Name and address of agent for service)

(302) 656‑3017
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Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
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Date of reporting period: DECEMBER 31, 2008
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Item 1. Schedule of Investments.

Brandywine Blue Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares or Principal Amount		Value

Common Stocks‑94.3% (A)

CONSUMER DISCRETIONARY
Automotive Retail‑2.4%
483,400	AutoZone, Inc.*	$67,419,798

Cable & Satellite‑6.3%
8,725,200	Comcast Corp.	147,281,376
1,475,900	The DIRECTV Group, Inc.*	33,812,869

Education Services‑3.8%
1,415,800	Apollo Group Inc.*	108,478,596

Restaurants‑8.4%
1,953,600	McDonald's Corp.	121,494,384
3,771,200	Yum! Brands, Inc.	118,792,800

Specialized Consumer Services‑2.6%
3,294,500	H&R Block, Inc.	74,851,040
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Discretionary	672,130,863

CONSUMER STAPLES
Food Retail‑9.7%
5,143,500	Kroger Co.	135,839,835
6,000,900	Safeway Inc.	142,641,393

Household Products‑1.7%
797,600	The Procter & Gamble Co.	49,307,632

Hypermarkets & Super Centers‑5.6%
2,842,100	Wal‑Mart Stores, Inc.	159,328,126

Packaged Foods & Meats‑5.4%
1,927,700	General Mills, Inc.	117,107,775
883,700	Kellogg Co.	38,750,245
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Staples	642,975,006

ENERGY
Oil & Gas Exploration & Production‑0.3%
297,300	Southwestern Energy Co.*	8,612,781
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Energy	8,612,781

FINANCIALS
Insurance Brokers‑2.3%
1,417,500	Aon Corp.	64,751,400

Thrifts & Mortgage Finance‑2.6%
4,704,000	Hudson City Bancorp, Inc.	75,075,840
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Financials	139,827,240

HEALTH CARE
Biotechnology‑9.3%
2,150,500	Amgen Inc.*	124,191,375
2,750,600	Gilead Sciences, Inc.*	140,665,684

Health Care Equipment‑5.8%
970,000	C. R. Bard, Inc.	81,732,200
2,569,200	St. Jude Medical, Inc.*	84,680,832

Health Care Services‑4.4%
1,865,000	Express Scripts, Inc.*	102,537,700
524,800	Fresenius Medical Care AG & Co. KGaA‑ADR	24,760,064

Life Sciences Tools & Services‑0.5%
385,800	Thermo Fisher Scientific, Inc.*	13,144,206

Pharmaceuticals‑8.9%
2,469,900	Abbott Laboratories	131,818,563
2,903,700	Teva Pharmaceutical Industries Ltd. SP‑ADR	123,610,509
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Health Care	827,141,133

INFORMATION TECHNOLOGY
Application Software‑2.9%
3,507,900	Intuit Inc.*	83,452,941

Communications Equipment‑2.2%
1,617,900	Harris Corp.	61,561,095

IT Consulting & Other Services‑3.4%
5,024,400	SAIC, Inc.*	97,875,312
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Information Technology	242,889,348

TELECOMMUNICATION SERVICES
Integrated Telecommunication Services‑5.8%
2,597,100	AT&T Inc.	74,017,350
2,755,000	Verizon Communications Inc.	93,394,500
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	Total Telecommunication Services	167,411,850
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	Total common stocks
	(Cost $2,717,434,357)	2,700,988,221

Short‑Term Investments‑8.0% (A)

Commercial Paper‑7.9%
$227,800,000	HSBC Finance Corp.,
	due 1/02/09‑1/07/09,
	discounts of 0.05%‑0.30%	227,794,857
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total commercial paper
	(Cost $227,794,857)	227,794,857

Variable Rate Demand Notes‑0.1%
1,929,137	U.S. Bank, N.A., 0.00%	1,929,137
7,344	Wisconsin Corporate Central
	Credit Union, 0.12%	7,344
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total variable rate demand notes
	(Cost $1,936,481)	1,936,481
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	Total short‑term investments
	(Cost $229,731,338)	229,731,338
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	Total investments‑102.3%
	(Cost $2,947,165,695)	2,930,719,559

	Liabilities, less cash and
	receivables‑(2.3%) (A)	(66,278,372)
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	TOTAL NET ASSETS‑100.0%	$2,864,441,187
		=================

* Non-dividend paying security.

(A) Percentages for the various classifications relate to net assets.

ADR‑American Depositary Receipts

As of December 31, 2008, investment cost for federal tax purposes was $2,948,199,775 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$134,224,227
Aggregate gross unrealized depreciation	(151,704,443)
Net unrealized depreciation	($17,480,216)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Brandywine Advisors Midcap Growth Fund
Schedule of Investments
December 31, 2008
(Unaudited)

Shares or Principal Amount		Value

Common Stocks‑93.5% (A)

CONSUMER DISCRETIONARY
Automotive Retail‑4.6%
32,700	AutoZone, Inc.*	$4,560,669
53,300	O'Reilly Automotive, Inc.*	1,638,442

Education Services‑8.7%
60,700	Apollo Group Inc.*	4,650,834
29,200	DeVry, Inc.	1,676,372
25,300	Strayer Education, Inc.	5,424,573

General Merchandise Stores‑5.5%
42,500	Dollar Tree, Inc.*	1,776,500
215,900	Family Dollar Stores, Inc.	5,628,513

Restaurants‑3.5%
197,500	Burger King Holdings Inc.	4,716,300

Specialized Consumer Services‑2.6%
153,800	H&R Block, Inc.	3,494,336
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Discretionary	33,566,539

CONSUMER STAPLES
Food Retail‑4.0%
226,300	Safeway Inc.	5,379,151

Household Products‑5.1%
123,400	Church & Dwight Co., Inc.	6,925,208

Packaged Foods & Meats‑4.7%
109,400	Ralcorp Holdings, Inc.*	6,388,960
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Consumer Staples	18,693,319

FINANCIALS

Insurance Brokers‑1.4%
42,500	Aon Corp.	1,941,400

Property & Casualty Insurance‑5.8%
208,400	W. R. Berkley Corp.	6,460,400
75,400	Fidelity National Financial, Inc.	1,338,350

Thrifts & Mortgage Finance‑2.5%
212,800	Hudson City Bancorp, Inc.	3,396,288
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Financials	13,136,438

HEALTH CARE
Biotechnology‑4.2%
74,100	Cephalon, Inc.*	5,708,664

Health Care Equipment‑9.1%
42,300	C. R. Bard, Inc.	3,564,198
94,100	Gen‑Probe Inc.*	4,031,244
124,800	ResMed Inc.*	4,677,504

Life Sciences Tools & Services‑2.9%
2,300	PerkinElmer, Inc.	31,993
205,100	QIAGEN N.V.*	3,601,556
9,500	Thermo Fisher Scientific, Inc.*	323,665

Pharmaceuticals‑3.6%
151,100	Perrigo Co.	4,882,041
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Health Care	26,820,865

INDUSTRIALS
Construction & Engineering‑0.8%
26,100	URS Corp.*	1,064,097

Environmental & Facilities Services‑3.0%
185,800	Covanta Holding Corp.*	4,080,168
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Industrials	5,144,265

INFORMATION TECHNOLOGY
Communications Equipment‑5.3%
187,300	Harris Corp.	7,126,765

Data Processing & Outsourced Services‑4.7%
131,900	Affiliated Computer Services, Inc.*	6,060,805
10,300	Lender Processing Services, Inc.	303,335

IT Consulting & Other Services‑1.2%
82,400	SAIC, Inc.*	1,605,152

Systems Software‑4.6%
330,000	Check Point Software
	Technologies Ltd.*	6,266,700
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total Information Technology	21,362,757

MATERIALS
Metal & Glass Containers‑5.7%
149,500	Crown Holdings, Inc.*	2,870,400
193,200	Pactiv Corp.*	4,806,816
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	Total Materials	7,677,216
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total common stocks
	(Cost $126,912,333)	126,401,399

Short‑Term Investments‑7.6% (A)

Commercial Paper‑6.2%
$8,300,000	HSBC Finance Corp., due 1/02/09,
	discount of 0.05%	8,299,989
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total commercial paper
	(Cost $8,299,989)	8,299,989

Variable Rate Demand Note‑1.4%
1,912,321	Wisconsin Corporate Central
	Credit Union, 0.12%	1,912,321
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total variable rate demand note
	(Cost $1,912,321)	1,912,321
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total short‑term investments
	(Cost $10,212,310)	10,212,310
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	Total investments‑101.1%
	(Cost $137,124,643)	136,613,709

	Liabilities, less cash and
	receivables‑(1.1%) (A)	(1,475,252)
		‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
	TOTAL NET ASSETS‑100.0%	$135,138,457
		=================

* Non‑dividend paying security.

(A) Percentages for the various classifications relate to net assets.

N.V.‑Netherlands Antillies Limited Liability Corp.

As of December 31, 2008, investment cost for federal tax purposes was $137,225,329 and the tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation	$6,145,566
Aggregate gross unrealized depreciation	(6,757,186)
Net unrealized depreciation	($611,620)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI‑ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a)

The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a‑3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a‑3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a‑3(d) under the Act) that occurred during the Registrant's last N‑Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a ‑2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Brandywine Blue Fund, Inc.
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By (Signature and Title) /s/ William F. D'Alonzo
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                                      William F. D’Alonzo, President

Date 2/23/09
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ William F. D'Alonzo
                                      ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                      William F. D’Alonzo, President

Date 2/23/09
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By (Signature and Title) /s/ Lynda J. Campbell
                                      ‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑‑
                                      Lynda J. Campbell, Treasurer

Date 2/23/09
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